Subsequent Events (Details) (Medallion Mortgage Company, USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Feb. 04, 2014 Office
Subsequent Event [Line Items]
Amount of mortgage loans originated	$ 400,000
Subsequent Event
Subsequent Event [Line Items]
Number of offices		10
Cash consideration in a business combination		$ 258